Direct Costs	12 Months Ended
Dec. 31, 2024
Direct Costs [Abstract]
Direct Costs
7	Direct Costs

	2024	2023

Depreciation on property, plant and equipment	12,665,993	12,656,056
Sublease costs (Note 6)	5,811,121	Nil
Employees’ costs	4,844,449	4,528,323
Reimbursable port charges (Note 6)	2,365,257	2,027,106
Maintenance charges	1,303,028	1,635,693
Spare parts and consumables used	1,265,545	1,140,063
Insurance charges	982,869	1,050,188
Others	722,230	717,627
	29,960,492	23,755,056